Cash, Cash Equivalents and Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Cash and Cash Equivalents [Line Items]
Document Period End Date	Feb. 29, 2016
Cost Method Investments	$ 52	$ 52
Equity Method Investments	0	14
Investments with continuous unrealized losses	0	0
Securities on loan	0	85
Proceeds from Equity Method Investment, Dividends or Distributions		134
Net Investment Income		115
Available-for-sale Securities, Realized Gains	$ 1	$ 6	$ 0
Minimum
Cash and Cash Equivalents [Line Items]
Letters of Credit, Lease Term	1 month
Maximum
Cash and Cash Equivalents [Line Items]
Letters of Credit, Lease Term	8 years